SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Note 15 - Subsequent Events

The Company has evaluated subsequent events through June 10, 2026.

As discussed in Note 1, on June 5, 2026, upon the closing of the de-SPAC Transaction, the Company became a wholly-owned subsidiary of CGC. Under the BCA, each outstanding Class A ordinary share of CGC (each, a “CGC Class A Share”), each outstanding Class B ordinary share of CGC and each outstanding preference share of CGC was converted into one share of Series A Common Stock, par value $0.00001 per share, (the “PubCo Series A Common Stock”). Each share of Factorial Common Stock (excluding treasury shares, dissenting shares and shares held by the Factorial founders) issued and outstanding as of immediately prior to the Effective Time, was automatically canceled and extinguished and exchanged for a number of shares of PubCo Series A Common Stock equal to the consideration ratio of approximately 3.67 (the “Consideration Ratio”), which was based on an implied Factorial equity value of $1,100,000. Each share of Factorial Common Stock held by the Factorial Founders issued and outstanding as of immediately prior to the Effective Time, was automatically canceled and extinguished and exchanged for a number of shares of Series B Common Stock, par value $0.00001 per share (the “PubCo Series B Common Stock”) equal to the Consideration Ratio. Each share of Factorial Preferred Stock issued and outstanding as of immediately prior to the Effective Time was automatically canceled and extinguished and converted into the right to receive a number of shares of PubCo Series A Common Stock, par value $0.00001 per share, equal to the Consideration Ratio. PubCo received gross proceeds of approximately $112,100 in connection with the de-SPAC Transaction and the sale of a private placement of PubCo Series A Common Stock, prior to the payment of transaction expenses.

Additionally, and in congruence with the consummation of the de-SPAC transaction, each option to purchase Factorial Common Stock (each, a “Factorial Option”), whether vested or unvested, ceased to represent the right to purchase Factorial Common Shares and was canceled in exchange for options to purchase PubCo Series A Common Stock under the equity incentive plan adopted by CGC in advance of the Closing (the “PubCo Equity Incentive Plan”), in an amount equal to the product of (x) the number shares of Factorial Common Stock subject to such Factorial Option immediately prior to the Effective Time, multiplied by (y) the Consideration Ratio, at an exercise price per share equal to the quotient of (i) the exercise price per share of such Factorial Option immediately prior to the Effective Time, divided by (ii) the Consideration Ratio, and generally subject to the same terms and conditions that applied to the corresponding Factorial Option immediately prior to the Effective Time. Each restricted stock unit award that was outstanding with respect to Factorial Common Stock (each, a “Factorial RSU Award”), whether vested or unvested, ceased to have any rights in respect of the Factorial Common Stock and was canceled in exchange for a restricted stock unit award under the PubCo Equity Incentive Plan that settled in a number of shares of PubCo Series A Common Stock in an amount and subject to such terms and conditions, in each case, as set forth on the allocation schedule, that was generally subject to the same terms and conditions that applied to the corresponding Factorial RSU Award immediately prior to the Effective Time.

On April 1, 2026, the Company modified an outstanding equity award granted to a consultant that included performance based vesting conditions. As a result of the modification, 90,000 previously granted stock options were forfeited. Pursuant to the modification, and contingent upon the closing of the Company’s pending business combination, the Company is required to grant the consultant RSUs with an aggregate grant date fair value of $250. Additionally, the modification provides for the issuance of 100,000 RSUs subject to performance conditions as defined in the amended agreement.

On April 27, 2026, the Company entered into a definitive agreement to sell its wholly-owned subsidiary Factorial Germany GmbH for a total consideration of $6. The transaction will close at a later date, subject to the satisfaction of customary closing conditions in accordance with German law and registration with the German Commercial Register.

On May 18, 2026, the Company received $1,040 of proceeds related to the January 2026 Notes.

On June 5, 2026, the Company entered into an agreement with Clear Street LLC (“Clear Street”), pursuant to which Clear Street agreed to act as capital markets advisor to the Company for a term of twelve months. As consideration for these services, the agreement provides for the issuance to Clear Street of 100,000 shares of PubCo Series A Common Stock.

NOTE 16 - SUBSEQUENT EVENTS

On December 17, 2025, Cartesian Growth Corporation III, a Cayman Islands exempted company (“CGC”), Fenway MS, Inc., a Delaware corporation (“Merger Sub”), and Factorial Inc., a Delaware corporation (“Factorial”), entered into a Business Combination Agreement (“BCA”). Merger Sub will merge with and into Factorial, with Factorial as the surviving company in the merger and, after giving effect to such merger, as a wholly-owned subsidiary of New Factorial (the “Merger”). Under the BCA, each outstanding Class A ordinary share of CGC (each, a “CGC Class A Share”), each outstanding Class B ordinary share of CGC and each outstanding preference share of CGC will be converted into one share of Series A Common Stock, par value $0.00001 per share, (the “PubCo Series A Common Stock”). Each share of Factorial Common Stock (excluding treasury shares, dissenting shares and shares held by the Factorial Founders) issued and outstanding as of immediately prior to the Effective Time, will be automatically canceled and extinguished and exchanged for number of shares of PubCo Series A Common Stock equal to the Consideration Ratio, which is based on an implied Factorial equity value of $1,100,000. Each share of Factorial Common Stock held by the Factorial Founders issued and outstanding as of immediately prior to the Effective Time, will be automatically canceled and extinguished and exchanged for a number of shares of PubCo Series B Common Stock equal to the Consideration Ratio. Each share of Factorial Preferred Stock issued and outstanding as of immediately prior to the Effective Time will be automatically canceled and extinguished and converted into the right to receive a number of shares of PubCo Series A Common Stock, par value $0.00001 per share, equal to the Consideration Ratio.

Each option to purchase Factorial Common Stock (each, a “Factorial Option”), whether vested or unvested, will cease to represent the right to purchase Factorial Common Shares and will be canceled in exchange for options to purchase PubCo Series A Common Stock under the equity incentive plan to be adopted by CGC in advance of the Closing (the “PubCo Equity Incentive Plan”), in an amount equal to the product of (x) the number shares of Factorial Common Stock subject to such Factorial Option immediately prior to the Effective Time, multiplied by (y) the Consideration Ratio, at an exercise price per share equal to the quotient of (i) the exercise price per share of such Factorial Option immediately prior to the Effective Time, divided by (ii) the Consideration Ratio, and generally subject to the same terms and conditions that applied to the corresponding Factorial Option immediately prior to the Effective Time. Each restricted stock unit award that is outstanding with respect to Factorial Common Stock (each, a “Factorial RSU Award”), whether vested or unvested, will cease to have any rights in respect of the Factorial Common Stock and will be canceled in exchange for a restricted stock unit award under the PubCo Equity Incentive Plan that settles in a number of shares of PubCo Series A Common Stock in an amount and subject to such terms and conditions, in each case, as to be set forth on an allocation schedule, that will generally be subject to the same terms and conditions that applied to the corresponding Factorial RSU Award immediately prior to the Effective Time.

The Business Combination is expected to close in mid-2026, following the receipt of the requisite approvals of CGC shareholders and Factorial stockholders and the fulfillment of other customary closing conditions.

During January 2026, the Company entered into Convertible Promissory Note Agreements where they can receive proceeds up to $5,340 (“the January 2026 Notes”) from new investors. The January 2026 Notes will bear interest of 5% per annum and mature on January 1, 2029. As of the issuance of these financial statements, the Company has received proceeds of $4,300. The January 2026 Notes provide the holders with certain conversion features including: a mandatory conversion upon a qualified financing event, an optional conversion upon a non-qualified financing event, and an optional conversion upon an acquisition of the Company. The Company has elected the fair value option under ASC 825 for its issued Notes and accordingly measures these instruments at fair value on a recurring basis, with changes in fair value recognized in other income (expense) in the consolidated statements of operations.

In January 2026, the Company entered into a new development agreement with an unaffiliated partner. The development agreement has various terms and conditions and has a term of two years; however, the unaffiliated partner has the right to terminate upon a change of control. The Company entered into this development agreement for purposes of assessing its technology through evaluation and testing of its batteries.

In February 2026, the Company entered into a new development agreement with PowerCo SE (“PowerCo”). The development agreement has various terms and conditions and has a term of fifteen months; however, PowerCo has the right to terminate under certain conditions. The Company entered into this development agreement for purposes of assessing its technology through evaluation and testing of its batteries.